Debt Obligations, Luxembourg Debt Fund (Details) - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Obligations
Debt, Carrying Value		$ 1,418,422	$ 728,441
Wtd. Avg. Note Rate (as a percent)		3.34%	2.25%
Luxembourg debt fund
Debt Obligations
Value of portfolio loans as collateral	$ 100,000
Debt, Face Value		$ 70,000
Debt, Carrying Value		$ 68,084
Wtd. Avg. Note Rate (as a percent)		5.79%
Collateral Loans, UPB		$ 96,995
Collateral Loans, Carrying Value		96,564
Cash collateral		3,005
Deferred financing fees		$ 1,900
Weighted average note rate including certain fees and costs (as a percent)		6.05%
Collateral at risk		$ 0
One-month LIBOR | Luxembourg debt fund
Debt Obligations
Variable rate, spread (as a percent)	4.15%
Luxembourg commercial real estate debt fund
Debt Obligations
Equity formed	$ 100,000
Equity interest retained	$ 30,000
Reinvested period allowed	3 years